CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 2: CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,	June 30,
	2020	2021
	(U.S. $ in thousands)
Cash and cash equivalents	$58,449	$55,851
Long-term restricted bank deposits	3,268	3,230
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$61,717	$59,081

Amounts included in restricted cash represent those required to be set aside by a contractual agreement with lease, hedging and credit card transactions.